Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 1,074,214	$ 737,280	$ 348,439
Operating lease income	160,913	117,389	71,331
Total revenue	1,235,127	854,669	419,770
Other operating income	23,316	15,141	10,255
IFRS 16
Disclosure Of Revenue Sources [Line Items]
Operating lease income	122,818	91,299	56,273
IFRS 15
Disclosure Of Revenue Sources [Line Items]
Operating lease income	38,095	26,090	15,058
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	639,778	359,920	136,171
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	434,436	377,360	212,268
Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	160,913	117,389	71,331
Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	546	2,879
Operating lease income	834	21,204	50,132
Total revenue	834	21,750	53,011
Other operating income	10	819	2,212
Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	6	(11)
Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	540	2,890
Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	834	21,204	50,132
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	1,074,214	737,826	351,318
Operating lease income	98,511	72,296	71,331
Total revenue	1,172,725	810,122	422,649
Other operating income	17,447	12,208	10,111
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	639,778	359,926	136,160
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	434,436	377,900	215,158
Tankers | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	98,511	72,296	71,331
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0	0
Operating lease income	63,236	66,297	50,132
Total revenue	63,236	66,297	50,132
Other operating income	5,879	3,752	2,356
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0	0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0	0
FSO | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	$ 63,236	$ 66,297	$ 50,132